UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2015

Semiannual Report
to Shareholders

Deutsche Managed Municipal Bond Fund

Contents

3 Letter to Shareholders

5 Performance Summary

8 Portfolio Management Team

9 Portfolio Summary

14 Investment Portfolio

43 Statement of Assets and Liabilities

45 Statement of Operations

46 Statement of Cash Flows

47 Statement of Changes in Net Assets

48 Financial Highlights

53 Notes to Financial Statements

63 Information About Your Fund's Expenses

65 Advisory Agreement Board Considerations and Fee Evaluation

69 Account Management Resources

71 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund's gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

The global economy appears to be on track for continued, albeit modest, growth over the next year, with the U.S. leading Europe and Japan. Here at home, employment growth continues, although the pace has slowed in recent months. Housing data is positive and household finances are benefitting from lower levels of debt and debt service, gains in real income and lower energy prices.

Growth overseas, particularly in emerging economies, is a lingering concern. The stronger dollar and sluggish growth abroad have had a negative impact on U.S. exporters and manufacturers, and lower global energy prices have taken a toll on the domestic energy sector. Nevertheless, our economists see sufficient reason to expect the U.S. economy overall to maintain its moderate expansionary path.

For months, the most persistent question has been when the Federal Reserve Board would begin to tighten its monetary policy. That question was answered on December 16, when the Fed bumped short-term rates up by 0.25%. Based on financial data and guidance from the Fed itself, analysts agree that the tightening process is likely to be "low and slow."

As always, we encourage you to visit deutschefunds.com for timely information and insights about economic developments and your Deutsche fund investment. With frequent updates from our CIO Office and economists, we want to ensure that you are equipped to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary November 30, 2015 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/15
Unadjusted for Sales Charge	2.35%	2.85%	5.17%	4.83%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–0.46%	0.02%	4.59%	4.54%
Barclays Municipal Bond Index†	2.37%	3.10%	4.79%	4.73%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
Unadjusted for Sales Charge	0.40%	2.96%	4.39%	4.74%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–2.36%	0.13%	3.81%	4.44%
Barclays Municipal Bond Index†	0.75%	3.16%	4.14%	4.64%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/15
Unadjusted for Sales Charge	1.94%	2.02%	4.32%	3.99%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–2.06%	–0.95%	4.15%	3.99%
Barclays Municipal Bond Index†	2.37%	3.10%	4.79%	4.73%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
Unadjusted for Sales Charge	–0.12%	1.92%	3.52%	3.88%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–4.06%	–1.05%	3.34%	3.88%
Barclays Municipal Bond Index†	0.75%	3.16%	4.14%	4.64%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/15
Unadjusted for Sales Charge	1.95%	2.16%	4.36%	4.03%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.95%	2.16%	4.36%	4.03%
Barclays Municipal Bond Index†	2.37%	3.10%	4.79%	4.73%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
Unadjusted for Sales Charge	–0.11%	2.05%	3.56%	3.93%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.09%	2.05%	3.56%	3.93%
Barclays Municipal Bond Index†	0.75%	3.16%	4.14%	4.64%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/15
No Sales Charges	2.46%	3.07%	5.37%	5.04%
Barclays Municipal Bond Index†	2.37%	3.10%	4.79%	4.73%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
No Sales Charges	0.50%	3.07%	4.59%	4.95%
Barclays Municipal Bond Index†	0.75%	3.16%	4.14%	4.64%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/15
No Sales Charges	2.47%	3.08%	5.42%	5.08%
Barclays Municipal Bond Index†	2.37%	3.10%	4.79%	4.73%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
No Sales Charges	0.50%	3.19%	4.64%	4.98%
Barclays Municipal Bond Index†	0.75%	3.16%	4.14%	4.64%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2015 are 0.81%, 1.64%, 1.61%, 0.64% and 0.58% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Managed Municipal Bond Fund — Class A ■ Barclays Municipal Bond Index†

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
11/30/15	$ 9.29	$ 9.29	$ 9.29	$ 9.30	$ 9.29
5/31/15	$ 9.25	$ 9.25	$ 9.25	$ 9.26	$ 9.25
Distribution Information as of 11/30/15
Income Dividends, Six Months	$ .18	$ .14	$ .14	$ .19	$ .19
November Income Dividend	$ .0294	$ .0233	$ .0235	$ .0310	$ .0313
SEC 30-day Yield‡‡	1.62%	0.88%	0.89%	1.87%	1.91%
Tax Equivalent Yield‡‡	2.86%	1.55%	1.57%	3.30%	3.37%
Current Annualized Distribution Rate‡‡	3.80%	3.01%	3.04%	4.00%	4.04%

‡‡ The SEC yield is net investment income per share earned over the month ended November 30, 2015, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 0.62% and 1.84% for Class B and S shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 43.4%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on November 30, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.75% and 3.97% for Class B and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Philip G. Condon, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1990.

— Joined Deutsche Asset & Wealth Management in 1983.

— Vice Chairman of Deutsche Asset & Wealth Management, Americas; formerly, Head of Municipal Bonds.

— BA and MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

— Joined Deutsche Asset & Wealth Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1999.

— Joined Deutsche Asset & Wealth Management in 1989.

— BS, Pennsylvania State University; MS, Boston College.

Michael J. Generazo, Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset & Wealth Management in 1999.

— BS, Bryant College; MBA, Suffolk University.

Portfolio Summary (Unaudited)

Investment Portfolio as of November 30, 2015 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 95.4%
Alabama 0.4%
Alabama, State Public School & College Authority, Capital Improvement, Prerefunded, 5.0%, 12/1/2023	20,000,000	21,693,400
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,486,980
Arizona 1.5%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	1,836,672
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	9,416,206
Arizona, State Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,749,640
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded, 5.0%, 10/1/2030	6,250,000	7,340,000
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	25,347,891
Series A, 5.25%, 7/1/2033	20,885,000	23,397,257
		80,087,666
California 16.9%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	285,000	309,319
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	165,000	182,790
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, Prerefunded , 5.5%, 4/1/2043	13,000,000	14,393,600
Series F-1, Prerefunded, 5.625%, 4/1/2044	11,500,000	13,240,755
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,663,136
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	11,765,000	13,303,038
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,693,900
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	11,452,100
Series A, 6.0%, 7/1/2039	7,500,000	8,558,175
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	21,728,616
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	40,080,250
Prerefunded, 5.0%, 9/1/2032	10,000,000	10,352,400
5.0%, 2/1/2033	8,000,000	9,131,680
5.0%, 8/1/2034	11,790,000	13,853,368
5.0%, 8/1/2035	13,210,000	15,461,116
5.0%, 2/1/2043	20,000,000	22,672,600
5.0%, 5/1/2044	11,200,000	12,748,288
5.25%, 4/1/2035	15,340,000	17,797,315
6.0%, 4/1/2038	22,915,000	26,714,078
6.25%, 11/1/2034	20,655,000	24,901,048
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	26,587,500
5.25%, 9/1/2026	18,765,000	22,446,130
5.25%, 9/1/2030	5,000,000	5,863,900
5.25%, 10/1/2032	25,000,000	29,139,250
6.0%, 11/1/2039	50,000,000	59,564,000
6.5%, 4/1/2033	58,440,000	69,277,113
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	11,401,900
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	28,615,750
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	11,994,500
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,333,660
California, State University Revenue:
Series A, 5.0%, 11/1/2038	7,410,000	8,638,578
Series A, 5.25%, 11/1/2038	10,000,000	11,266,900
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,911,444
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, Prerefunded, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	13,946,385
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,966,250
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	21,485,911
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	13,927,080
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,598,100
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	28,286,000
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	17,799,680
Series B, 5.25%, 7/1/2039	12,000,000	13,349,760
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	11,531,447
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	8,999,040
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,884,730
Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,730,625
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,694,300
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	7,071,852
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026, INS: NATL	8,565,000	8,730,304
Series F, 5.0%, 5/1/2035	27,500,000	30,795,600
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,530,340
Series E, 6.0%, 5/1/2039	35,000,000	40,408,200
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,792,353
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	11,163,000
		872,969,154
Colorado 5.0%
Colorado, E-470 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,964,500
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., Prerefunded, 5.0%, 12/1/2035	15,000,000	15,001,950
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	40,155,000
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,899,473
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	19,096,188
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,807,840
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	19,594,297
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	33,804,110
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,346,760
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,576,400
Series A, AMT, 5.5%, 11/15/2029	14,705,000	17,143,089
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,499,586
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,783,250
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	13,443,270
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,375,349
		256,491,062
Connecticut 1.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	15,455,440
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,747,600
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,679,040
		56,882,080
District of Columbia 1.5%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	9,000,000	10,683,270
Series A, 5.0%, 6/1/2033	7,500,000	8,868,375
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	31,642,683
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,585,200
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,053,400
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,854,452
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,289,581
		75,976,961
Florida 6.4%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	43,506,060
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,239,220
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,772,600
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	790,000	862,633
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,900,080
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	11,059,100
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	825,000	920,741
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,955,765
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,132,050
Series A, 5.0%, 10/1/2040	1,000,000	1,133,030
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,345,154
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,876,025
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,877,850
Series A, 5.5%, 10/1/2041	30,000,000	33,663,000
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	21,419,200
Series A-1, 5.375%, 10/1/2035	1,000,000	1,143,260
Series A-1, 5.375%, 10/1/2041	19,290,000	21,901,866
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,556,193
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,316,150
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,375,060
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	20,229,522
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.75%, 10/1/2043	2,880,000	3,148,704
Prerefunded, 5.75%, 10/1/2043	7,120,000	8,075,077
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	345,000	357,627
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	73,193
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	7,136,545
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	554,575
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	6,870,300
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	1,000,000	1,044,580
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	18,181,393
Series A, 5.0%, 7/1/2040	11,895,000	13,326,444
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,835,846
5.25%, 9/1/2035, INS: AGC	3,000,000	3,294,780
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	10,355,000	11,224,095
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,047,863
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,271,212
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	24,430,000	27,052,560
		331,679,353
Georgia 5.5%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,762,399
Series B, 5.0%, 1/1/2037	720,000	804,636
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,568,900
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: NATL	13,000,000	15,149,940
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,984,850
Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	45,039,600
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,766,300
Series B, 5.5%, 1/1/2033	4,000,000	4,297,360
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,564,116
Series A, 5.25%, 10/1/2033	3,635,000	4,275,487
Series A, 5.25%, 10/1/2036	11,115,000	13,096,804
Series A, 5.25%, 10/1/2041	29,000,000	33,805,590
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	8,988,115
Series A, 5.5%, 2/15/2045	20,000,000	21,945,400
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	19,363,109
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,493,850
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	3,044,493
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,591,950
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	19,957,646
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,946,650
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,544,202
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,083,450
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,052,600
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	20,819,271
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	4,290,000	4,454,135
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,328,740
		283,729,593
Hawaii 0.9%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	18,760,392
Series A, AMT, 5.0%, 7/1/2041	8,930,000	9,935,697
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	6,802,740
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	11,630,586
		47,129,415
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,399,187
Illinois 6.3%
Chicago, IL, Airport Revenue, O'Hare International Airport, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	15,897,882
Series B, 6.0%, 1/1/2041	25,000,000	29,520,750
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: NATL	20,000,000	19,263,400
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2034	7,000,000	7,673,890
Series C, 6.5%, 1/1/2041	26,700,000	32,166,825
Chicago, IL, School District General Obligation Lease, Board of Education, Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	11,072,628
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,903,806
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,655,200
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,416,076
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,910,000	3,175,101
Series B, Prerefunded, 5.375%, 4/1/2044	2,590,000	2,954,439
Series A, 5.5%, 4/1/2044	2,905,000	3,190,010
Series A, Prerefunded, 5.5%, 4/1/2044	2,595,000	2,970,730
Series D, Prerefunded, 6.5%, 11/1/2038	4,085,000	4,727,448
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	8,000,000	8,531,840
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	13,303,466
5.5%, 4/1/2039	4,800,000	5,246,688
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	24,826,211
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion:
Series A, Zero Coupon, 6/15/2016, INS: NATL	6,050,000	6,020,052
Series A, ETM, Zero Coupon, 6/15/2016, INS: NATL	985,000	983,020
Series A, ETM, Zero Coupon, 6/15/2016, INS: FGIC, NATL	2,965,000	2,959,515
Illinois, Metropolitan Pier & Exposition Authority, Special Assessment Revenue, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,256,670
Illinois, Municipal Electric Agency Power Supply:
Series A, Prerefunded, 5.25%, 2/1/2023, INS: NATL	3,500,000	3,689,945
Series A, Prerefunded, 5.25%, 2/1/2024, INS: NATL	2,500,000	2,635,675
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	20,588,228
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,832,320
Series A, 6.7%, 11/1/2021, INS: NATL	17,435,000	20,304,278
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	4,350,000	4,724,665
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,721,405
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	14,180,169
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,522,560
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,087,619
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC (a)	5,805,000	6,429,502
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,571,900
		325,003,913
Indiana 1.1%
Indiana, Electric Revenue, Municipal Power Agency, Series B, 5.5%, 1/1/2016, INS: NATL	630,000	632,747
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	5,230,000	6,179,297
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2016, INS: NATL	1,935,000	1,995,735
ETM, 6.0%, 7/1/2017, INS: NATL	2,050,000	2,210,061
ETM, 6.0%, 7/1/2018, INS: NATL	2,175,000	2,432,117
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,721,543
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,074,634
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	9,351,760
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,813,700
		55,411,594
Kansas 0.5%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,091,340
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,613,430
Series A, 5.0%, 11/15/2034	4,965,000	5,553,303
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, Prerefunded, 5.0%, 11/15/2034	3,590,000	4,127,459
		25,385,532
Kentucky 1.1%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	12,610,290
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,887,360
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	15,351,900
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives, Series A, 5.0%, 12/1/2035	20,770,000	22,624,553
		55,474,103
Louisiana 0.6%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, Prerefunded, 5.25%, 2/1/2039	10,000,000	11,300,100
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,402,850
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	12,352,200
		29,055,150
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,755,890
Maryland 0.3%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038	11,000,000	12,535,050
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	3,400,000	4,078,266
		16,613,316
Massachusetts 3.3%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	1,155,000	1,166,030
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	5,035,815
Series B, 5.0%, 5/1/2043	4,125,000	4,583,040
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	32,293,728
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,824
Series A-2, 5.5%, 11/15/2046	63,235	54,326
Series A-1, 6.25%, 11/15/2031	1,182,967	1,145,846
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,613,258
Massachusetts, State General Obligation, Series A, 5.0%, 7/1/2036	22,630,000	26,623,290
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,281,860
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,922,490
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	3,006,300
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	14,148,240
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	6,393,365
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	6,945,876
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC	14,315,000	17,080,801
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (b)	7,910,000	8,669,676
		169,965,765
Michigan 1.6%
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	14,675,000	16,749,018
Series H, 5.125%, 10/15/2033	9,755,000	10,832,732
Series I, 6.0%, 10/15/2038	3,545,000	3,988,692
Series I, Prerefunded, 6.0%, 10/15/2038	5,455,000	6,229,937
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	4,857,368
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,079,525
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, Prerefunded, 6.125%, 6/1/2039	4,000,000	4,692,840
Michigan, State Hospital Finance Authority Revenue, Trinity Health:
Series A-1, 6.5%, 12/1/2033	2,095,000	2,384,906
Series A-1, Prerefunded, 6.5%, 12/1/2033	7,905,000	9,193,041
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	7,200,000	8,615,448
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,080,639
		85,704,146
Minnesota 0.4%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	6,440,000	7,506,464
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,500,561
Series A, ETM, 5.75%, 7/1/2018 (b)	6,760,000	7,587,829
		18,594,854
Mississippi 0.6%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	15,813,210
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,182,100
Series A, 6.5%, 9/1/2032	7,420,000	8,346,906
		29,342,216
Missouri 0.6%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,395,960
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	12,090,910
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	8,329,486
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	6,812,950
		29,629,306
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, Prerefunded, 5.5%, 2/1/2033	1,000,000	1,099,230
Series A, Prerefunded, 5.5%, 2/1/2035	1,000,000	1,099,230
Series A, Prerefunded, 5.5%, 2/1/2039	1,000,000	1,099,230
		3,297,690
Nevada 0.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,587,100
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,626,500
New Jersey 2.1%
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,231,035
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	8,957,774
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,110,112
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,431,160
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	12,088,010
New Jersey, State Transportation Trust Fund Authority, Transportation Program:
Series AA, 5.0%, 6/15/2032	12,925,000	13,383,708
Series AA, 5.5%, 6/15/2039	5,770,000	6,208,001
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 6/15/2035	6,000,000	6,707,940
Series A, 6.0%, 12/15/2038	11,075,000	12,155,588
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	6,817,423
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,687,087
Series E, 5.0%, 1/1/2045	15,380,000	17,187,304
Series E, 5.25%, 1/1/2040	5,250,000	5,756,415
Series C, 6.5%, 1/1/2016, INS: AMBAC	785,000	789,200
Series C, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	427,325
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	427,325
		110,365,407
New York 8.8%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	3,195,000	3,475,170
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	19,343,610
Series D, 5.0%, 11/15/2038	13,635,000	15,459,772
Series B, 5.25%, 11/15/2044	25,000,000	28,871,250
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	595,855
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,669,770
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,312,420
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	3,962,088
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,609,654
Series B, 5.0%, 2/15/2035	30,000,000	34,834,200
Series F, 5.0%, 2/15/2035	5,000,000	5,651,300
Series A, 5.0%, 3/15/2038 (b)	8,750,000	9,729,825
Series C, 5.0%, 3/15/2041	10,000,000	11,539,800
Series C, 5.0%, 3/15/2042	14,750,000	16,755,705
Series E, 5.0%, 2/15/2044	10,000,000	11,395,400
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	51,762,600
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	6,032,775
Series A, 5.0%, 4/1/2032	4,000,000	4,583,760
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,754,048
Series TE, 5.0%, 12/15/2035	4,000,000	4,676,720
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	13,770,360
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,533,207
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	13,096,462
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,934,920
Series FF, 5.0%, 6/15/2039	22,500,000	26,037,675
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series E-3, 0.01%**, 2/1/2045, SPA: JPMorgan Chase Bank NA	20,000,000	20,000,000
Series B-1, 5.0%, 8/1/2035	9,295,000	10,777,552
Series D-1, 5.0%, 2/1/2038	17,655,000	20,189,022
Series A-1, 5.0%, 11/1/2038	11,560,000	13,174,354
Series D-1, 5.0%, 11/1/2038	10,000,000	11,224,100
Series I, 5.0%, 5/1/2042	8,000,000	8,975,040
New York, NY, General Obligation:
Series D-1, 5.0%, 10/1/2033	25,000,000	29,102,000
Series D-1, 5.0%, 10/1/2034	5,000,000	5,800,300
Series I-1, 5.375%, 4/1/2036	7,000,000	7,884,870
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,073,961
5.0%, 9/1/2039	4,490,000	5,180,293
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2034	5,775,000	6,585,983
AMT, 5.0%, 10/15/2035	2,865,000	3,262,146
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,241,800
		455,859,767
North Carolina 1.7%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,717,980
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	30,903,626
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
ETM, 6.0%, 1/1/2018, INS: AMBAC	8,775,000	9,704,536
Series B, ETM, 6.0%, 1/1/2022, INS: NATL	18,775,000	22,977,784
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	17,000,000	19,643,670
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,954,787
		90,902,383
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	11,216,175
Ohio 2.4%
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	340,000	340,058
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: NATL	455,000	455,073
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,096,480
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	485,000	485,791
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	315,000	335,066
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	140,000	147,189
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	17,198,350
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,388,100
Ohio, Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,986,402
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,609,487
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	1,860,000	2,094,174
Ohio, Northeast Regional Sewer District, 5.0%, 11/15/2044	10,000,000	11,434,100
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	295,000	321,202
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,328,150
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,537,560
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	15,348,688
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,370,380
Series A-1, 5.25%, 2/15/2031	9,375,000	10,864,500
Series A-1, 5.25%, 2/15/2032	7,500,000	8,670,375
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	50,000	51,469
		126,062,594
Oklahoma 0.6%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, Prerefunded, 6.0%, 1/1/2038	8,625,000	9,532,954
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL, LOC: State Street Bank & Trust Co.	17,540,000	19,375,912
		28,908,866
Pennsylvania 2.7%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	13,159,832
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: NATL	3,700,000	3,643,057
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	14,161,545
Pennsylvania, Commonwealth Financing Authority Revenue:
Series A, 5.0%, 6/1/2033	5,000,000	5,580,450
Series A, 5.0%, 6/1/2034	6,000,000	6,676,080
Series B, 5.0%, 6/1/2036	5,475,000	6,008,977
Series B, 5.0%, 6/1/2042	5,975,000	6,514,005
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,487,672
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	15,000,000	16,831,350
Series C, 5.0%, 12/1/2044	4,840,000	5,372,836
Series B, 5.75%, 6/1/2039	32,000,000	35,726,720
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,519,510
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,913,953
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,290,340
Series A, 5.25%, 1/1/2036	2,500,000	2,741,150
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	6,095,432
		139,722,909
Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	6,705,000	2,788,878
Series A, 5.5%, 8/1/2042	4,475,000	1,883,527
Series A, 6.0%, 8/1/2042	13,650,000	5,881,239
Series A, 6.375%, 8/1/2039	3,950,000	1,731,522
		12,285,166
Rhode Island 0.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	14,532,700
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,269,700
		25,802,400
South Carolina 1.9%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,891,301
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	8,226,150
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	2,064,538
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	432,348
6.75%, 1/1/2019, INS: NATL	2,065,000	2,399,737
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,713,748
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,421,357
South Carolina, State Public Service Authority Revenue:
Series C, 5.0%, 12/1/2039	6,875,000	7,654,281
Series A, 5.375%, 1/1/2028	85,000	94,270
Series A, Prerefunded, 5.375%, 1/1/2028	2,415,000	2,738,827
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	11,167,100
Series A, 5.75%, 12/1/2043	35,555,000	42,298,361
		97,102,018
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2044	20,475,000	22,631,222
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,320,970
		25,952,192
Tennessee 0.7%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	810,000	873,885
Prerefunded, 5.5%, 4/1/2033	2,190,000	2,423,695
5.625%, 4/1/2038	1,230,000	1,325,374
Prerefunded, 5.625%, 4/1/2038	3,320,000	3,683,839
5.75%, 4/1/2041	2,345,000	2,530,677
Prerefunded, 5.75%, 4/1/2041	6,330,000	7,041,998
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	10,271,000
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,842,590
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,329,040
		38,322,098
Texas 11.4%
Dallas, TX, Waterworks & Sewer System Revenue:
5.0%, 10/1/2037	2,415,000	2,650,390
Prerefunded, 5.0%, 10/1/2037	2,185,000	2,430,376
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,844,977
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	5,000,000	5,925,150
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	21,197,744
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: NATL	21,030,000	22,258,993
Series B, 5.0%, 7/1/2032	3,510,000	3,946,714
Series A, 5.5%, 7/1/2039	10,000,000	11,004,200
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,716,674
Houston, TX, Utility Systems Revenue, First Lien:
Series D, 5.0%, 11/15/2036	7,000,000	8,005,970
Series B, 5.0%, 11/15/2038	3,370,000	3,838,868
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	10,715,000	12,125,630
Series B, 5.0%, 1/1/2040	8,825,000	9,759,920
Series C, 5.25%, 1/1/2044	20,000,000	21,728,800
First Tier, Series A, 5.625%, 1/1/2033	3,535,000	3,816,633
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	2,965,000	3,254,176
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2033	12,210,000	13,432,343
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2038	16,500,000	18,151,815
First Tier, 6.0%, 1/1/2043	30,000,000	35,424,900
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	9,222,880
Series A, 6.0%, 9/1/2041	6,675,000	8,086,562
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,864,570
5.0%, 8/15/2043	9,900,000	10,958,607
5.625%, 8/15/2035	9,260,000	10,815,310
Prerefunded, 5.625%, 8/15/2035	740,000	881,510
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	21,431,425
Texas, Central Regional Mobility Authority Revenue, Senior Lien, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,178,309
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	11,470,000	12,931,622
Series D, 5.0%, 11/1/2035	24,425,000	27,537,478
Series D, AMT, 5.0%, 11/1/2038	19,355,000	21,045,466
Series A, 5.25%, 11/1/2038	20,000,000	22,700,400
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,875,000	5,769,603
ETM, Zero Coupon, 9/1/2017, INS: NATL	125,000	123,280
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	8,295,000	8,263,230
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	22,559,400
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,977,773
5.0%, 8/15/2035	6,130,000	7,012,352
5.0%, 8/15/2036	3,350,000	3,827,476
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	30,149
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	22,285,200
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.926%***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	18,184,914
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	24,466,000
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	380,000	378,856
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,553,635
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,333,495
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,721,648
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,466,338
5.0%, 12/15/2031	4,500,000	4,917,960
5.0%, 12/15/2032	21,215,000	23,268,824
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	6,167,448
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2039	10,000,000	11,533,500
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	14,410,000	15,996,829
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	18,000,000	20,523,060
		591,529,382
Virginia 0.3%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	2,915,000	3,076,841
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	1,890,000	1,967,377
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,856,953
		13,901,171
Washington 3.7%
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,595,208
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,320,020
Series A, 5.0%, 8/1/2032	2,500,000	2,891,300
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	9,282,542
Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2035	10,000,000	11,808,200
Washington, Energy Northwest Electric Revenue, Columbia Generating Systems, Series A, 5.0%, 7/1/2032	16,980,000	20,211,294
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: NATL	4,535,000	4,499,990
Series R-2015D, 5.0%, 7/1/2032	10,000,000	11,771,500
Series B, 5.0%, 2/1/2033	5,000,000	5,764,250
Series 2011A, 5.0%, 8/1/2033	20,000,000	23,017,200
Series A, 5.0%, 8/1/2035	12,190,000	13,996,802
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	5,240,000	5,473,966
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,541,942
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	18,840,000	20,308,013
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	15,604,819
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,952,039
Series C, 5.0%, 6/1/2033	6,000,000	6,929,400
Series C, 5.0%, 6/1/2041	11,000,000	12,550,230
		189,518,715
Wisconsin 1.1%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,764,750
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,670,000	3,074,799
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	4,665,000	5,372,260
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	9,286,505
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	6,940,000	7,670,851
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	7,335,000	8,626,107
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,564,853
		56,360,125
Total Municipal Bonds and Notes (Cost $4,476,647,682)		4,935,783,294

Underlying Municipal Bonds of Inverse Floaters (c) 9.7%
California 2.3%
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (d)	5,232,938	5,764,273
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (d)	3,670,541	4,043,235
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (d)	3,059,304	3,369,935
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, Prerefunded, 5.0%, 12/1/2023 (d)	3,118	3,435
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, Prerefunded, 5.0%, 12/1/2024 (d)	71,727	79,010
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, Prerefunded, 5.0%, 12/1/2025 (d)	59,253	65,269
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 13.057%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (d)	13,082,650	14,703,983
California, University of California Revenues, Series O, Prerefunded, 5.25%, 5/15/2039 (d)	2,537,350	2,851,804
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.29%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (d)	30,000,000	33,939,000
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.79%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, Prerefunded, 6.0%, 8/1/2033 (d)	30,000,000	35,350,800
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.92%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (d)	14,997,001	16,053,051
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.837%, 2/1/2017, Leverage Factor at purchase date: 3 to 1
		116,223,795
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (d)	22,000,000	25,597,220
Trust: District of Columbia, Series 3369, 144A, 20.29%, 6/1/2017, Leverage Factor at purchase date: 4 to 1
Florida 1.3%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (d)	30,130,000	32,429,821
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 44.498%, 7/1/2016, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (d)	3,740,000	4,087,542
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (d)	3,915,000	4,278,804
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (d)	4,122,500	4,505,586
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (d)	4,317,500	4,718,707
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (d)	16,470,000	18,000,487
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.411%, 7/1/2032, Leverage Factor at purchase date: 2 to 1
		68,020,947
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,023,487	3,437,445
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,300,848	3,752,781
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,663,166	4,164,706
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.448%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		11,354,932
Massachusetts 1.6%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (d)	20,000,000	23,507,000
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.15%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (d)	7,825,000	8,612,577
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (d)	3,000,000	3,301,946
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (d)	2,750,000	3,026,784
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 15.211%, 8/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (d)	20,000,000	21,394,600
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 44.33%, 2/1/2017, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (d)	20,000,000	21,394,600
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 44.33%, 2/1/2017, Leverage Factor at purchase date: 10 to 1
		81,237,507
Nevada 0.4%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (d)	6,252,645	6,788,524
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (d)	6,565,277	7,127,951
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (d)	6,372,122	6,918,241
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.833%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
		20,834,716
New York 0.6%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (d)	27,925,000	30,728,081
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 18.43%, 7/1/2016, Leverage Factor at purchase date: 4 to 1
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (d)	20,000,000	22,209,000
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 18.26%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
Ohio 0.7%
Columbus, OH, General Obligation, Series A, Prerefunded, 5.0%, 9/1/2021 (d)	8,725,000	9,381,147
Columbus, OH, General Obligation, Series A, Prerefunded, 5.0%, 9/1/2022 (d)	8,725,000	9,381,147
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 18.28%, 3/1/2017, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (d)	6,032,233	6,537,241
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (d)	10,287,087	11,148,304
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.699%, 1/1/2028, Leverage Factor at purchase date: 3 to 1
		36,447,839
Tennessee 1.4%
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2026 (d)	20,800,000	22,596,704
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.35%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2028 (d)	21,610,075	23,476,747
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.358%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2027 (d)	21,793,305	23,675,790
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.345%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
		69,749,241
Texas 0.3%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (d)	10,000,000	11,429,300
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.45%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%,10/1/2034 (d)	5,500,000	6,250,695
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.62%, 10/1/2018, Leverage Factor at purchase date: 2 to 1
		17,679,995
Total Underlying Municipal Bonds of Inverse Floaters (Cost $451,946,163)		500,083,273

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,928,593,845)†	105.1	5,435,866,567
Floating Rate Notes (c)	(6.3)	(324,884,091)
Other Assets and Liabilities, Net	1.2	62,814,608
Net Assets	100.0	5,173,797,084

* Non-income producing security.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2015.

*** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2015.

† The cost for federal income tax purposes was $4,594,573,767. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $516,408,709. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $534,846,539 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,437,830.

(a) When-issued security.

(b) At November 30, 2015, this security has been pledged, in whole or in part, as collateral for tender option bond trust.

(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized, usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (e)	$ —	$ 5,435,866,567	$ —	$ 5,435,866,567
Total	$ —	$ 5,435,866,567	$ —	$ 5,435,866,567

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of November 30, 2015 (Unaudited)
Assets
Investments in securities, at value (cost $4,928,593,845)	$ 5,435,866,567
Cash	349,219
Receivable for investments sold	3,000,000
Receivable for Fund shares sold	5,843,239
Interest receivable	71,373,514
Other assets	146,709
Total assets	5,516,579,248
Liabilities
Payable for investments purchased — when-issued securities	6,286,989
Payable for Fund shares redeemed	2,441,159
Payable for floating rate notes issued	324,884,091
Distributions payable	3,893,022
Accrued management fee	1,297,854
Accrued Trustees' fees	52,884
Other accrued expenses and payables	3,926,165
Total liabilities	342,782,164
Net assets, at value	$ 5,173,797,084
Net Assets Consist of
Undistributed net investment income	3,346,424
Net unrealized appreciation (depreciation) on investments	507,272,722
Accumulated net realized gain (loss)	(125,037,812)
Paid-in capital	4,788,215,750
Net assets, at value	$ 5,173,797,084

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2015 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($1,922,366,594 ÷ 206,950,187 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.29
Maximum offering price per share (100 ÷ 97.25 of $9.29)	$ 9.55

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($288,133 ÷ 31,023 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 9.29

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($260,517,790 ÷ 28,046,750 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 9.29
Class S Net Asset Value, offering and redemption price per share ($2,868,411,041 ÷ 308,371,454 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.30

Institutional Class

Net Asset Value, offering and redemption price per share ($122,213,526 ÷ 13,155,794 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 9.29

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended November 30, 2015 (Unaudited)
Investment Income
Income: Interest	$ 118,783,668
Expenses: Management fee	8,333,247
Administration fee	2,570,592
Services to shareholders	3,185,755
Distribution and service fees	3,585,880
Custodian fee	25,434
Professional fees	84,072
Reports to shareholders	75,459
Registration fees	62,685
Trustees' fees and expenses	101,577
Interest expense and fees on floating rate notes issued	955,604
Other	109,893
Total expenses before expense reductions	19,090,198
Expense reductions	(648,914)
Total expenses	18,441,284
Net investment income	100,342,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	7,442,376
Change in net unrealized appreciation (depreciation) on investments	12,589,093
Net gain (loss)	20,031,469
Net increase (decrease) in net assets resulting from operations	$ 120,373,853

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

for the six months ended November 30, 2015 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 120,373,853
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(718,435,402)
Net amortization of premium/(accretion of discount)	4,348,136
Proceeds from sales and maturities of long-term investments	785,698,942
(Increase) decrease in interest receivable	80,450
(Increase) decrease in other assets	(62,430)
(Increase) decrease in receivable for investments sold	6,033,665
Increase (decrease) in payable for investments purchased — when-issued securities	(10,068,411)
Increase (decrease) in other accrued expenses and payables	(112,373)
Change in unrealized (appreciation) depreciation on investments	(12,589,093)
Net realized (gain) loss from investments	(7,442,376)
Cash provided (used) by operating activities	167,824,961
Cash Flows from Financing Activities
Proceeds from shares sold	368,994,137
Payments for shares redeemed	(469,625,325)
Distributions paid (net of reinvestment of distributions)	(15,783,904)
Increase (decrease) in payable for floating rate notes issued	(51,121,725)
Cash provided (used) by financing activities	(167,536,817)
Increase (decrease) in cash	288,144
Cash at beginning of period	61,075
Cash at end of period	$ 349,219
Supplemental Disclosure of Non-Cash Activities
Reinvestment of distributions	$ 83,314,267
Interest expense and fees on floating rate notes issued	$ (955,604)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015

Operations: Net investment income	$ 100,342,384	$ 208,133,127
Net realized gain (loss)	7,442,376	(15,951,083)
Change in net unrealized appreciation (depreciation)	12,589,093	(9,392,741)
Net increase (decrease) in net assets resulting from operations	120,373,853	182,789,303
Distributions to shareholders from: Net investment income: Class A	(36,435,344)	(74,935,879)
Class B	(6,543)	(42,891)
Class C	(3,833,056)	(7,501,522)
Class S	(57,265,956)	(118,904,327)
Institutional Class	(2,196,608)	(4,274,044)
Net realized gains: Class A	—	(797,752)
Class B	—	(629)
Class C	—	(100,636)
Class S	—	(1,219,279)
Institutional Class	—	(44,324)
Total distributions	(99,737,507)	(207,821,283)
Fund share transactions: Proceeds from shares sold	366,328,108	768,412,398
Reinvestment of distributions	83,314,267	173,152,676
Payments for shares redeemed	(467,183,403)	(990,658,520)
Net increase (decrease) in net assets from Fund share transactions	(17,541,028)	(49,093,446)
Increase (decrease) in net assets	3,095,318	(74,125,426)
Net assets at beginning of period	5,170,701,766	5,244,827,192
Net assets at end of period (including undistributed net investment income of $3,346,424 and $2,741,547, respectively)	$ 5,173,797,084	$ 5,170,701,766

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.25	$ 9.30	$ 9.40	$ 9.40	$ 8.82	$ 9.08
Income from investment operations: Net investment income	.18	.36	.37	.37	.41	.42
Net realized and unrealized gain (loss)	.04	(.06)	(.10)	(.00)***	.58	(.26)
Total from investment operations	.22	.30	.27	.37	.99	.16
Less distributions from: Net investment income	(.18)	(.35)	(.37)	(.37)	(.41)	(.42)
Net realized gains	—	(.00)***	—	(.00)***	. (.00)***	(.00)***
Total distributions	(.18)	(.35)	(.37)	(.37)	(.41)	(.42)
Net asset value, end of period	$ 9.29	$ 9.25	$ 9.30	$ 9.40	$ 9.40	$ 8.82
Total Return (%)[a]	2.35**	3.34	3.08	4.01	11.48	1.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,922	1,941	1,994	2,360	2,149	1,833
Ratio of expenses (including interest expense) (%)[b]	.80*	.81	.81	.80	.82	.83
Ratio of expenses (excluding interest expense) (%)	.76*	.76	.76	.75	.76	.75
Ratio of net investment income (%)	3.82*	3.84	4.16	3.94	4.54	4.86
Portfolio turnover rate (%)	13**	29	30	34	27	24

[a] Total return does not reflect the effect of any sales charges.

[b] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.25	$ 9.30	$ 9.40	$ 9.40	$ 8.82	$ 9.08
Income from investment operations: Net investment income	.14	.29	.30	.29	.33	.35
Net realized and unrealized gain (loss)	.04	(.06)	(.10)	(.00)***	.58	(.26)
Total from investment operations	.18	.23	.20	.29	.91	.09
Less distributions from: Net investment income	(.14)	(.28)	(.30)	(.29)	(.33)	(.35)
Net realized gains	—	(.00)***	—	(.00)***	(.00)***	(.00)***
Total distributions	(.14)	(.28)	(.30)	(.29)	(.33)	(.35)
Net asset value, end of period	$ 9.29	$ 9.25	$ 9.30	$ 9.40	$ 9.40	$ 8.82
Total Return (%)[a]	1.94b**	2.51[b]	2.25[b]	3.14	10.57	1.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3	1	2	3	3	4
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.72*	1.64	1.62	1.63	1.63	1.64
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.59*	1.60	1.62	1.63	1.63	1.64
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.55*	1.55	1.57	1.58	1.57	1.56
Ratio of net investment income (%)	3.04*	3.04	3.35	3.12	3.74	4.04
Portfolio turnover rate (%)	13**	29	30	34	27	24

[a] Total return does not reflect the effect of any sales charges.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.25	$ 9.30	$ 9.40	$ 9.40	$ 8.81	$ 9.08
Income from investment operations: Net investment income	.14	.29	.30	.30	.34	.35
Net realized and unrealized gain (loss)	.04	(.06)	(.10)	(.00)***	.59	(.27)
Total from investment operations	.18	.23	.20	.30	.93	.08
Less distributions from: Net investment income	(.14)	(.28)	(.30)	(.30)	(.34)	(.35)
Net realized gains	—	(.00)***	—	(.00)***	(.00)***	(.00)***
Total distributions	(.14)	(.28)	(.30)	(.30)	(.34)	(.35)
Net asset value, end of period	$ 9.29	$ 9.25	$ 9.30	$ 9.40	$ 9.40	$ 8.81
Total Return (%)[a]	1.95b**	2.53[b]	2.28	3.21	10.77	.98
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	261	256	242	319	237	143
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.59*	1.61	1.59	1.58	1.59	1.61
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.59*	1.60	1.54	1.53	1.53	1.53
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.55*	1.55	1.54	1.53	1.53	1.53
Ratio of net investment income (%)	3.03*	3.05	3.37	3.15	3.76	4.08
Portfolio turnover rate (%)	13**	29	30	34	27	24

[a] Total return does not reflect the effect of any sales charges.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.26	$ 9.31	$ 9.41	$ 9.41	$ 8.83	$ 9.09
Income from investment operations: Net investment income	.19	.38	.39	.39	.42	.44
Net realized and unrealized gain (loss)	.04	(.06)	(.10)	(.00)***	.58	(.26)
Total from investment operations	.23	.32	.29	.39	1.00	.18
Less distributions from: Net investment income	(.19)	(.37)	(.39)	(.39)	(.42)	(.44)
Net realized gains	—	(.00)***	—	(.00)***	(.00)***	(.00)***
Total distributions	(.19)	(.37)	(.39)	(.39)	(.42)	(.44)
Net asset value, end of period	$ 9.30	$ 9.26	$ 9.31	$ 9.41	$ 9.41	$ 8.83
Total Return (%)	2.46a**	3.55[a]	3.29[a]	4.19	11.67	2.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,868	2,873	2,911	2,887	2,549	2,301
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.64*	.64	.66	.62	.64	.64
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.59*	.60	.62	.62	.64	.64
Ratio of expenses after expense reductions (excluding interest expense) (%)	.55*	.55	.57	.57	.58	.56
Ratio of net investment income (%)	4.03*	4.04	4.36	4.12	4.72	5.05
Portfolio turnover rate (%)	13**	29	30	34	27	24

[a] Total return would have been lower had certain expenses not been reduced.

[b] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.25	$ 9.30	$ 9.40	$ 9.40	$ 8.82	$ 9.08
Income from investment operations: Net investment income	.19	.38	.39	.39	.43	.44
Net realized and unrealized gain (loss)	.04	(.06)	(.10)	(.00)***	.58	(.26)
Total from investment operations	.23	.32	.29	.39	1.01	.18
Less distributions from: Net investment income	(.19)	(.37)	(.39)	(.39)	(.43)	(.44)
Net realized gains	—	(.00)***	—	(.00)***	(.00)***	(.00)***
Total distributions	(.19)	(.37)	(.39)	(.39)	(.43)	(.44)
Net asset value, end of period	$ 9.29	$ 9.25	$ 9.30	$ 9.40	$ 9.40	$ 8.82
Total Return (%)	2.47**	3.57	3.31	4.25	11.79	2.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	122	100	96	204	117	38
Ratio of expenses (including interest expense) (%)[a]	.57*	.58	.55	.57	.56	.59
Ratio of expenses (excluding interest expense) (%)	.53*	.53	.50	.52	.50	.51
Ratio of net investment income (%)	4.05*	4.06	4.38	4.17	4.78	5.09
Portfolio turnover rate (%)	13**	29	30	34	27	24

[a] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Managed Municipal Bond Fund (the "Fund") is a diversified series of Deutsche Municipal Trust (the "Series"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges and the reinvestment of dividends or other distributions. Class B shares were not subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. On or about February 10, 2016, all remaining Class B shares will automatically convert to Class A shares. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the "TOB Trust"). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in "Interest expense" in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the year ended November 30, 2015 was approximately $332,334,000, with a weighted average interest rate of 0.58%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") preclude banking entities from sponsoring and/or providing services to TOB Trusts. In response to these rules, investment market participants have developed and are developing new TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. The Fund currently participates in a number of pre-2014 TOB Trusts (each, a "Legacy TOB Trust") that will need to be restructured to conform to Volcker Rule requirements by the applicable compliance date, currently expected to be July 17, 2017, or unwound. Any new TOB Trust structures must currently comply with the Volcker Rule. A Volcker-compliant TOB Trust structure is similar to traditional TOB Trust structures, with certain key differences. The basic features of the new Volcker-compliant TOB Trust structure currently intended to be implemented by the funds are as follows:

— Portfolio management continues to make certain basic investment determinations, such as which bonds are placed in the TOB Trust, the amount of leverage for any given transaction, whether the transaction is structured as non-recourse or recourse, etc.

— Similar to traditional TOB Trust structures, the fund continues to be the holder of the TOB Inverse Floater Residual Interests.

— Unlike traditional TOB Trust structures, a bank or financial institution no longer serves as the sponsor, depositor, or trust administrator nor does it have any discretionary decision making authority with respect to the TOB Trust.

— Consistent with traditional TOB Trust structures, a bank or financial institution serves as the trustee, liquidity provider, and remarketing agent.

— A third-party administrative agent retained by the fund performs certain of the roles and responsibilities historically provided by banking entities in traditional TOB Trust structures, including certain historical sponsor/administrative roles and responsibilities.

The ultimate impact of the new rules on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely in adverse market scenarios, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2015, the Fund had net tax basis capital loss carryforwards of approximately $140,531,000, including $1,746,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2019, the expiration date, whichever occurs first; and approximately $138,785,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($109,287,000) and long-term losses ($29,498,000).

The Fund has reviewed the tax positions for the open tax years as of May 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floater transactions, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at November 30, 2015.

B. Purchases and Sales of Securities

During the six months ended November 30, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $718,435,402 and $785,698,942, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund's average daily net assets	.365%
Next $750 million of such net assets	.345%
Next $1.5 billion of such net assets	.325%
Next $2.5 billion of such net assets	.315%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Next $2.5 billion of such net assets	.255%
Over $12.5 billion of such net assets	.235%

Accordingly, for the six months ended November 30, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.32% of the Fund's average daily net assets.

For the period from June 1, 2015 through September 30, 2015, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.80%
Class B	1.55%
Class C	1.55%
Class S	.55%
Institutional Class	.55%

Effective October 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.81%
Class B	1.56%
Class C	1.56%
Class S	.56%
Institutional Class	.56%

For the six months ended November 30, 2015, fees waived and/or expenses reimbursed for each class are as follows:

Class B	$ 271
Class C	5,748
Class S	642,895
$ 648,914

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2015, the Administration Fee was $2,570,592, of which $421,945 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2015, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2015
Class A	$ 102,333	$ 52,560
Class B	271	156
Class C	5,307	2,651
Class S	199,939	100,224
Institutional Class	1,710	936
	$ 309,560	$ 156,527

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2015, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2015
Class B	$ 1,629	$ 181
Class C	954,955	158,649
	$ 956,584	$ 158,830

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2015, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2015	Annualized Rate
Class A	$ 2,310,658	$ 1,141,885.24%
Class B	534	222.25%
Class C	318,104	162,239.25%
	$ 2,629,296	$ 1,304,346

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the six months ended November 30, 2015 aggregated $43,447.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2015, the CDSC for Class C shares aggregated $9,762. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2015, DDI received $10,204 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $12,018, of which $8,308 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2015		Year Ended May 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	9,060,836	$ 83,742,731	23,548,073	$ 220,392,096
Class B	—	—	218	2,038
Class C	2,257,588	20,860,979	5,532,907	51,820,947
Class S	23,648,245	218,731,493	47,504,147	445,196,819
Institutional Class	4,650,727	42,992,905	5,438,173	51,000,498
		$ 366,328,108		$ 768,412,398
Shares issued to shareholders in reinvestment of distributions
Class A	3,392,905	$ 31,388,333	6,887,271	$ 64,402,986
Class B	690	6,372	4,514	42,204
Class C	349,482	3,232,591	678,895	6,348,428
Class S	5,025,660	46,551,859	10,506,342	98,402,316
Institutional Class	230,752	2,135,112	422,983	3,956,742
		$ 83,314,267		$ 173,152,676
Shares redeemed
Class A	(15,296,547)	$ (141,318,176)	(35,117,085)	$ (328,112,720)
Class B	(53,306)	(490,638)	(140,283)	(1,312,129)
Class C	(2,196,679)	(20,286,040)	(4,607,017)	(43,070,331)
Class S	(30,451,905)	(281,675,845)	(60,622,253)	(568,343,605)
Institutional Class	(2,534,546)	(23,412,704)	(5,329,422)	(49,819,735)
		$ (467,183,403)		$ (990,658,520)
Net increase (decrease)
Class A	(2,842,806)	$ (26,187,112)	(4,681,741)	$ (43,317,638)
Class B	(52,616)	(484,266)	(135,551)	(1,267,887)
Class C	410,391	3,807,530	1,604,785	15,099,044
Class S	(1,778,000)	(16,392,493)	(2,611,764)	(24,744,470)
Institutional Class	2,346,933	21,715,313	531,734	5,137,505
		$ (17,541,028)		$ (49,093,446)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B, Class C and S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2015 to November 30, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/15	$ 1,023.50	$ 1,019.40	$ 1,019.50	$ 1,024.60	$ 1,024.70
Expenses Paid per $1,000*	$ 4.05	$ 8.03	$ 8.03	$ 2.99	$ 2.89
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/15	$ 1,021.00	$ 1,017.05	$ 1,017.05	$ 1,022.05	$ 1,022.15
Expenses Paid per $1,000*	$ 4.04	$ 8.02	$ 8.02	$ 2.98	$ 2.88

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
Deutsche Managed Municipal Bond Fund†	.80%	1.59%	1.59%	.59%	.57%

† Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.04% for each class.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Managed Municipal Bond Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2014.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SMLAX	SMLBX	SMLCX	SCMBX	SMLIX
CUSIP Number	25158T 608	25158T 707	25158T 822	25158T 848	25158T 855
Fund Number	466	666	766	2066	544

Privacy Statement

FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset & Wealth Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2015

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Managed Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 29, 2016